Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax rate

Annual taxable income	Income tax rate

Not more than RMB1 million	2.5%
RMB1 million to RMB3 million	10.0%
Exceeding RMB3 million	15.0%

Schedule of provision for income taxes

	Years ended March 31,
	2023	2022
Current tax (credit) expenses	$(8,840)	11,119
Deferred tax	—	—
Total income tax (credit) provision	$(8,840)	$11,119

Schedule of Effective Income Tax Rate Reconciliation

	Years ended March 31
	2023	2022
	$	$
Loss before tax	2,294,697	1,114,446

Tax at the PRC enterprise income tax rate of 25%	(573,674)	(278,611)
Tax effect of preferential tax rate for small scale and low profit enterprise	331,460	(11,255)
Tax effect of tax loss not recognized	29,704	8,581
Tax effect of non-deductible expenses and non-taxable income, net	203,670	292,404
Effective income tax rate	(8,840)	11,119